Concentration of Risk (Concentration of Credit Risk, Accounts Receivable) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Allowance for doubtful accounts	$ 384,000	$ 0	$ 0	$ 25,000
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Allowance for doubtful accounts	$ 384,000	$ 0
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Top three customers [Member]
Concentration Risk [Line Items]
Percentage of concentration risk from accounts receivable	43.00%	54.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Single customer [Member]
Concentration Risk [Line Items]
Percentage of concentration risk from accounts receivable	23.00%	37.00%